Form N-1A Cover	Oct. 19, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	EXCHANGE LISTED FUNDS TRUST
Entity Central Index Key	0001547950
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 19, 2026
Prospectus Date	Sep. 17, 2026